Appendix I - Information on Group Companies, Associates and others (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mecwins, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest			24.59%
Medcom Advance, S.A
Information on group companies associates and others
Proportion of indirect ownership interest			45.00%
Shanghai RAAS Blood Products Co., Ltd.
Information on group companies associates and others
Proportion of direct ownership interest			26.58%
Grifols Egypt for Plasma Derivatives (S.A.E.)
Information on group companies associates and others
Proportion of direct ownership interest	49.00%	49.00%	49.00%
Biotek America LLC
Information on group companies associates and others
Proportion of indirect ownership interest		75.00%	75.00%
BioDarou PLC
Information on group companies associates and others
Proportion of indirect ownership interest	39.40%	34.388%	34.388%
Grifols Canada Plasma, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	50.10%
Diagnostic Grifols, S.A.
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	55.00%	66.79%
Instituto Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Laboratorios Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Biomat, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Grifols Engineering, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.95%	99.95%	99.95%
Proportion of indirect ownership interest	0.05%	0.05%	0.05%
Biomat USA, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	80.00%	78.75%	77.50%
Grifols Biologicals, LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Australia Pty Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Medion Grifols Diagnostic AG
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	55.00%	66.79%
Grifols Therapeutics, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Worldwide Operations Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Progenika Biopharma, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Diagnostics Solutions, Inc.
Information on group companies associates and others
Proportion of direct ownership interest			11.79%
Proportion of indirect ownership interest	55.00%	55.00%	55.00%
Grifols Asia Pacific Pte, Ltd
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Worldwide Operations USA Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Movaco, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.999%	99.999%	99.999%
Proportion of indirect ownership interest	0.001%	0.001%	0.001%
Grifols Portugal Productos Farmacuticos e Hospitalares, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	0.01%	0.01%	0.01%
Proportion of indirect ownership interest	99.99%	99.99%	99.99%
Grifols Chile, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.00%	99.00%	99.00%
Proportion of indirect ownership interest	1.00%	1.00%	1.00%
Grifols USA, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Argentina, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	95.01%	95.01%	95.01%
Proportion of indirect ownership interest	4.99%	4.99%	4.99%
Grifols s.r.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (Thailand) Ltd
Information on group companies associates and others
Proportion of indirect ownership interest	48.00%	48.00%	48.00%
Grifols Malaysia Sdn Bhd
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	49.00%
Grifols International, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Grifols Italia S.p.A
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols UK Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Brasil, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols France, S.A.R.L.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Polska Sp.z.o.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Mexico, S.A. de C.V.
Information on group companies associates and others
Proportion of direct ownership interest	99.999%	100.00%	100.00%
Proportion of indirect ownership interest	0.001%
Grifols Nordic, AB
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Colombia, Ltda
Information on group companies associates and others
Proportion of direct ownership interest		99.99%	99.99%
Proportion of indirect ownership interest		0.01%	0.01%
Grifols Deutschland GmbH
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Canada, Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Pharmaceutical Technology (Shanghai) Co., Ltd. (formerly Grifols Pharmaceutical Consulting (Shanghai) Co., Ltd.)
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (H.K.), Limited
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	55.00%	66.79%
Grifols Japan K.K.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols India Healthcare Private Ltd
Information on group companies associates and others
Proportion of direct ownership interest	99.984%	99.984%	99.984%
Proportion of indirect ownership interest	0.016%	0.016%	0.016%
Grifols Diagnostics Equipment Taiwan Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Viajes, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Squadron Reinsurance Designated Activity Company
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Shared Services North America, Inc.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Araclon Biotech, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	77.118%	75.88%	75.88%
Grifols Innovation and New Technologies Limited
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Kiro Grifols S.L
Information on group companies associates and others
Proportion of direct ownership interest	99.70%	99.70%	99.70%
Proportion of indirect ownership interest	0.30%	0.30%	0.30%
Grifols Bio Supplies Inc. (before Interstate Blood Bank, Inc.)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Haema Plasma Kft.
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	100.00%
Alkahest Inc [Member]
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Plasmavita Healthcare GmbH (Germany)
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%	50.00%	50.00%
Plasmavita Healthcare II GmbH.
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%	50.00%	50.00%
Grifols Canada Therapeutics, Inc (Canada)
Information on group companies associates and others
Proportion of direct ownership interest	0.02%	0.02%	0.02%
Proportion of indirect ownership interest	99.98%	99.98%	99.98%
Grifols Laboratory Solutions, Inc
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Korea Co., Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Middle East & Africa LLC
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
GigaGen Inc..
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Pyreness Research Center ,S.L.
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	80.00%
Aigues Minerals de Vilajuiga S. A.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Bio North America LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Biomat Holdings LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Biomat Holdco, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Biomat Newco, Corp.
Information on group companies associates and others
Proportion of indirect ownership interest	91.40%	90.00%	88.60%
Grifols Canada Plasma II, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Canada Plasma - Ontario Inc. (formerly Canada Inc.)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Albimmune SL
Information on group companies associates and others
Proportion of indirect ownership interest	51.00%	51.00%	51.00%
Biotest Austria, GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Biotest AG
Information on group companies associates and others
Proportion of direct ownership interest	26.195%	24.70%	24.70%
Proportion of indirect ownership interest	54.205%	45.48%	45.48%
Biotest Italia, S.R.L.
Information on group companies associates and others
Proportion of direct ownership interest			100.00%
Biotest (UK) Ltd.
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	100.00%
Biotest (Schweiz) AG
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Biotest Hungaria Kft
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Biotest Farmacutica LTDA
Information on group companies associates and others
Proportion of direct ownership interest			100.00%
Biotest Hellas M.E.P.E.
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Biotest France SAS
Information on group companies associates and others
Proportion of direct ownership interest			100.00%
Biotest Pharmaceuticals Ila Pazarlama Anonim Sirketi
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Biotest Medical, S.L.U.
Information on group companies associates and others
Proportion of direct ownership interest			100.00%
Biotest Pharma, GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Biotest Lux S.a.r.l.
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Biotest Grundstcksverwaltungs GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Plasma Service Europe GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Cara Plasma s.r.o.
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Plazmaszolglat Kft
Information on group companies associates and others
Proportion of indirect ownership interest	80.40%	70.18%	70.18%
Grifols Biotest Holdings GmbH
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
AlbaJuna Therapeutics, S.L
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Biotest MidCo GmbH (formerly Blitz F25-957 GmbH)
Information on group companies associates and others
Proportion of direct ownership interest	100.00%
Biotest Management GmbH (formerly Blitz F25-958 GmbH)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%